UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 122.8%
Consumer Discretionary 14.5%
AMC Entertainment, Inc., 8.0%, 3/1/2014	670,000	536,000
American Achievement Corp., 144A, 8.25%, 4/1/2012	205,000	164,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	361,173	79,458
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	475,000	213,750
8.0%, 3/15/2014	200,000	92,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	515,000	309,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	345,000	36,225
Carrols Corp., 9.0%, 1/15/2013	215,000	181,675
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)	435,000	417,600

Series B, 7.625%, 4/1/2011		375,000	371,250
144A, 8.5%, 6/15/2015		390,000	372,450
144A, 8.625%, 2/15/2019		135,000	125,550
Denny's Holdings, Inc., 10.0%, 10/1/2012		135,000	116,100
DirecTV Holdings LLC, 7.625%, 5/15/2016		770,000	739,200
DISH DBS Corp.:
6.375%, 10/1/2011		720,000	687,600
6.625%, 10/1/2014		590,000	531,000
7.125%, 2/1/2016		550,000	496,375
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (c)		350,000	220,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015		455,000	29,575
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	287,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013		200,000	150,000
Hertz Corp., 8.875%, 1/1/2014		860,000	421,400
Idearc, Inc., 8.0%, 11/15/2016		960,000	14,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		265,000	137,800
Inergy LP, 144A, 8.75%, 3/1/2015		140,000	137,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		232,000	92,800
Kabel Deutschland GmbH, 10.625%, 7/1/2014		735,000	738,675
Lamar Media Corp., Series C, 6.625%, 8/15/2015		285,000	178,125
Mediacom Broadband LLC, 8.5%, 10/15/2015		295,000	250,013
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		205,000	137,350
MGM MIRAGE, 6.625%, 7/15/2015		170,000	66,300
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		650,000	481,000
Norcraft Holdings LP, 9.75%, 9/1/2012		1,130,000	946,375
Penske Automotive Group, Inc., 7.75%, 12/15/2016		835,000	400,800
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		335,000	298,150
Quebecor Media, Inc., 7.75%, 3/15/2016		290,000	236,350
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		330,000	14,025
Reader's Digest Association, Inc., 9.0%, 2/15/2017		305,000	25,925
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	120,000
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		475,000	223,250
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		335,000	195,975
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,345,000	13,450
Sirius XM Radio, Inc., 9.625%, 8/1/2013		275,000	118,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		405,000	125,550
Time Warner, Inc., 9.125%, 1/15/2013		845,000	883,420

Travelport LLC:
6.828% ***, 9/1/2014		315,000	100,800
9.875%, 9/1/2014		75,000	30,375
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		120,000	13,200
United Components, Inc., 9.375%, 6/15/2013		70,000	27,650
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	1,110,000	1,238,338
144A, 10.375%, 2/15/2015		260,000	227,500
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	435,000	471,508
144A, 8.0%, 11/1/2016	EUR	195,000	203,949
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		154,392	1,158
Videotron Ltd.:
6.875%, 1/15/2014		70,000	65,450
144A, 9.125%, 4/15/2018		160,000	161,600
144A, 9.125%, 4/15/2018 (d)		235,000	237,644
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		2,020,000	222

			15,192,285

Consumer Staples 3.7%
Alliance One International, Inc., 8.5%, 5/15/2012	225,000	194,625
Delhaize America, Inc.:
8.05%, 4/15/2027	115,000	113,052
9.0%, 4/15/2031	978,000	1,091,692
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)	235,000	138,650
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	1,616,750	727,537
Tyson Foods, Inc., 144A, 10.5%, 3/1/2014 (d)	220,000	207,350
Viskase Companies, Inc., 11.5%, 6/15/2011	2,185,000	1,420,250

		3,893,156
Energy 21.2%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	910,000	737,100
Belden & Blake Corp., 8.75%, 7/15/2012	1,940,000	1,358,000
Bristow Group, Inc., 7.5%, 9/15/2017	450,000	322,875
Chaparral Energy, Inc.:
8.5%, 12/1/2015	635,000	149,225
8.875%, 2/1/2017	230,000	55,200
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)	260,000	202,150
6.875%, 1/15/2016	1,549,000	1,274,052
7.25%, 12/15/2018 (b)	725,000	589,063
7.5%, 6/15/2014	190,000	166,725
Cimarex Energy Co., 7.125%, 5/1/2017	185,000	151,700
Colorado Interstate Gas Co., 6.8%, 11/15/2015	1,020,000	935,419
ConocoPhillips, 4.75%, 2/1/2014	160,000	161,809
Delta Petroleum Corp., 7.0%, 4/1/2015	850,000	331,500
Denbury Resources, Inc., 9.75%, 3/1/2016	330,000	310,200
Dynegy Holdings, Inc., 6.875%, 4/1/2011 (b)	130,000	108,550
El Paso Corp.:
7.25%, 6/1/2018	765,000	675,112
7.75%, 6/15/2010	355,000	349,352
8.25%, 2/15/2016	285,000	265,050
9.625%, 5/15/2012	275,000	268,625
Energy Transfer Partners LP, 6.0%, 7/1/2013	1,145,000	1,075,185
EXCO Resources, Inc., 7.25%, 1/15/2011	628,000	501,615
Forest Oil Corp.:
144A, 7.25%, 6/15/2019	230,000	184,000
144A, 8.5%, 2/15/2014	100,000	91,000
Frontier Oil Corp.:
6.625%, 10/1/2011	320,000	306,400
8.5%, 9/15/2016	690,000	665,850
KCS Energy, Inc., 7.125%, 4/1/2012 (b)	1,735,000	1,539,812
Mariner Energy, Inc.:
7.5%, 4/15/2013	400,000	302,000
8.0%, 5/15/2017	445,000	295,925
Newfield Exploration Co., 7.125%, 5/15/2018 (b)	685,000	602,800
OPTI Canada, Inc.:
7.875%, 12/15/2014	540,000	178,200
8.25%, 12/15/2014	1,305,000	443,700
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	200,000	172,000
9.125%, 7/15/2013	415,000	392,175
Plains Exploration & Production Co.:
7.0%, 3/15/2017	380,000	323,950
7.625%, 6/1/2018 (b)	765,000	665,550

Quicksilver Resources, Inc., 7.125%, 4/1/2016		1,060,000	699,600
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018		300,000	234,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		525,000	496,125
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015		230,000	27,600
Stone Energy Corp.:
6.75%, 12/15/2014		740,000	340,400
8.25%, 12/15/2011		1,155,000	727,650
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		150,000	129,205
Tesoro Corp., 6.5%, 6/1/2017		715,000	550,550
Whiting Petroleum Corp.:
7.25%, 5/1/2012		830,000	697,200
7.25%, 5/1/2013		105,000	85,575
Williams Companies, Inc.:
8.125%, 3/15/2012		1,440,000	1,418,400
8.75%, 3/15/2032		730,000	682,550

			22,240,724
Financials 12.3%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,065,000	415,350
Ashton Woods USA LLC, Step-up Coupon, 0% to 2/24/2012, 11.0% to 6/30/2015		551,200	201,078
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		200,000	10,000
Conproca SA de CV, REG S, 12.0%, 6/16/2010		1,278,350	1,329,484
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		6,204,918	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,660,000	1,441,901
7.875%, 6/15/2010		340,000	226,585
GMAC LLC:
144A, 6.875%, 9/15/2011		2,011,000	1,309,157
144A, 7.75%, 1/19/2010		1,870,000	1,496,131
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		1,070,000	203,300
8.875%, 4/1/2015 (PIK)		635,000	53,975
Hexion US Finance Corp., 9.75%, 11/15/2014		210,000	27,300
Inmarsat Finance PLC, 10.375%, 11/15/2012		1,215,000	1,239,300
iPayment, Inc., 9.75%, 5/15/2014		365,000	215,350
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		345,000	34,931
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		570,000	8,550
NiSource Finance Corp., 6.15%, 3/1/2013		575,000	491,936
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		435,000	261,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		81,000	82,924
Sprint Capital Corp.:
7.625%, 1/30/2011		1,155,000	1,001,962
8.375%, 3/15/2012		515,000	417,150
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,100,000	11,000
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)		520,673	41,654
Universal City Development Partners Ltd., 11.75%, 4/1/2010		1,695,000	1,300,912
Verizon Wireless Capital LLC, 144A, 5.55%, 2/1/2014		35,000	34,797
Williams Companies, Inc., Credit Linked Certificate Trust, 144A, 6.75%, 4/15/2009		10,000	9,963
Wind Acquisition Finance SA:
144A, 9.75%, 12/1/2015	EUR	845,000	931,986
144A, 10.75%, 12/1/2015		85,000	85,213

			12,882,889
Health Care 8.0%
Community Health Systems, Inc., 8.875%, 7/15/2015		1,920,000	1,816,800
HCA, Inc.:
9.125%, 11/15/2014		535,000	501,562

9.25%, 11/15/2016	2,045,000	1,871,175
9.625%, 11/15/2016 (PIK)	565,000	471,775
144A, 9.875%, 2/15/2017 (b)	345,000	331,200
HEALTHSOUTH Corp., 10.75%, 6/15/2016	305,000	305,763
IASIS Healthcare LLC, 8.75%, 6/15/2014	440,000	422,400
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	390,000	342,225
Roche Holdings, Inc., 144A, 4.5%, 3/1/2012	50,000	50,822
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	410,000	246,000
The Cooper Companies, Inc., 7.125%, 2/15/2015	680,000	607,750
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	480,000	410,400
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,140,000	1,043,100

		8,420,972
Industrials 12.5%
Allied Waste North America, Inc., 6.5%, 11/15/2010	575,000	572,125
ARAMARK Corp., 8.5%, 2/1/2015 (b)	635,000	577,850
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)	880,000	701,800
Belden, Inc., 7.0%, 3/15/2017	340,000	266,900
Bombardier, Inc., 144A, 6.75%, 5/1/2012 (b)	1,270,000	996,950
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	635,000	565,151
Cenveo Corp., 144A, 10.5%, 8/15/2016	360,000	219,600
Congoleum Corp., 8.625%, 8/1/2008 **	715,000	536,250
Esco Corp.:
144A, 5.871% ***, 12/15/2013	40,000	24,800
144A, 8.625%, 12/15/2013	725,000	547,375
General Cable Corp.:
3.81% ***, 4/1/2015	530,000	365,700
7.125%, 4/1/2017	400,000	344,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	305,000	253,150
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	380,000	136,800
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	690,000	610,650
7.625%, 12/1/2013	905,000	814,500
9.375%, 5/1/2012	1,265,000	1,239,700
Kansas City Southern Railway Co., 8.0%, 6/1/2015 (b)	710,000	653,200
Mobile Mini, Inc., 9.75%, 8/1/2014	445,000	349,325
Moog, Inc., 144A, 7.25%, 6/15/2018	150,000	135,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	570,000	342,000
Ply Gem Industries, Inc., 11.75%, 6/15/2013 (b)	100,000	46,000
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017	1,240,000	55,800
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	325,000	274,625
Seitel, Inc., 9.75%, 2/15/2014	230,000	94,300
Titan International, Inc., 8.0%, 1/15/2012	995,000	798,487
TransDigm, Inc., 7.75%, 7/15/2014	205,000	188,600
United Rentals North America, Inc.:
6.5%, 2/15/2012	750,000	588,750
7.0%, 2/15/2014	960,000	528,000
US Concrete, Inc., 8.375%, 4/1/2014	380,000	143,450
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	215,000	118,250

		13,089,088
Information Technology 3.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	1,235,000	447,687
Alion Science & Technology Corp., 10.25%, 2/1/2015	345,000	103,500
L-3 Communications Corp.:
5.875%, 1/15/2015	1,150,000	1,060,875

Series B, 6.375%, 10/15/2015		1,085,000	1,025,325
MasTec, Inc., 7.625%, 2/1/2017		475,000	382,375
Vangent, Inc., 9.625%, 2/15/2015		275,000	173,938

			3,193,700
Materials 15.0%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		200,000	136,000
ARCO Chemical Co., 9.8%, 2/1/2020 **		2,955,000	494,963
Cascades, Inc., 7.25%, 2/15/2013		397,000	227,283
Chemtura Corp., 6.875%, 6/1/2016		745,000	335,250
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		465,000	288,300
CPG International I, Inc., 10.5%, 7/1/2013		760,000	402,800
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	655,312
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015 (b)		1,450,000	1,290,500
8.375%, 4/1/2017		2,110,000	1,819,875
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		743,218	371,609
144A, 9.968% ***, 12/31/2009		1,194,000	597,000
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	238,550
9.5%, 12/1/2011		285,000	282,150
Hexcel Corp., 6.75%, 2/1/2015		1,510,000	1,321,250
Huntsman LLC, 11.625%, 10/15/2010		1,738,000	1,720,620
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		590,000	483,800
Metals USA Holdings Corp., 7.435% ***, 7/1/2012 (PIK)		241,393	53,106
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	88,200
NewMarket Corp., 7.125%, 12/15/2016		810,000	635,850
NewPage Corp., 10.0%, 5/1/2012		680,000	205,700
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	400,000	431,035
Pliant Corp., 11.85%, 6/15/2009 (PIK) **		3	1
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	225
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	410,000	257,290
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		790,000	718,900
The Mosaic Co., 144A, 7.375%, 12/1/2014		2,220,000	2,158,950
Witco Corp., 6.875%, 2/1/2026		275,000	90,750
Wolverine Tube, Inc., 10.5%, 4/1/2009		600,000	480,000

			15,785,269
Telecommunication Services 14.5%
AT&T, Inc., 4.85%, 2/15/2014		160,000	158,707
BCM Ireland Preferred Equity Ltd., 144A, 8.595% ***, 2/15/2017 (PIK)	EUR	414,847	24,464
Centennial Communications Corp.:
10.0%, 1/1/2013		260,000	276,250
10.125%, 6/15/2013		570,000	589,237
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,060,000	1,012,300
8.375%, 1/15/2014 (b)		395,000	361,425
Cricket Communications, Inc.:
9.375%, 11/1/2014 (b)		800,000	730,000
144A, 10.0%, 7/15/2015		730,000	673,425
Crown Castle International Corp., 9.0%, 1/15/2015 (b)		690,000	672,750
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		170,812	116,152
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	220,000	153,398
Intelsat Corp.:
144A, 9.25%, 8/15/2014		145,000	135,213
144A, 9.25%, 6/15/2016		1,665,000	1,519,312

Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		870,000	826,500
iPCS, Inc., 3.295% ***, 5/1/2013		180,000	129,600
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,010,000	954,450
Millicom International Cellular SA, 10.0%, 12/1/2013		1,985,000	1,922,969
Qwest Corp.:
7.25%, 9/15/2025		120,000	86,400
7.875%, 9/1/2011		1,210,000	1,191,850
8.875%, 3/15/2012		260,000	256,100
Sprint Nextel Corp., 6.0%, 12/1/2016		360,000	234,000
Stratos Global Corp., 9.875%, 2/15/2013		260,000	248,300
Telesat Canada, 144A, 11.0%, 11/1/2015		1,255,000	1,016,550
Virgin Media Finance PLC:
8.75%, 4/15/2014		905,000	813,369
8.75%, 4/15/2014	EUR	570,000	632,290
Windstream Corp.:
7.0%, 3/15/2019		515,000	442,900
8.625%, 8/1/2016		80,000	76,800

			15,254,711
Utilities 18.1%
AES Corp.:
8.0%, 10/15/2017		440,000	374,000
144A, 8.0%, 6/1/2020		710,000	589,300
144A, 8.75%, 5/15/2013		2,288,000	2,219,360
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,285,000	3,334,275
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		405,000	405,063
CMS Energy Corp., 8.5%, 4/15/2011		2,045,000	2,063,914
Edison Mission Energy, 7.0%, 5/15/2017 (b)		930,000	785,850
Energy Future Holdings Corp., 10.875%, 11/1/2017		495,000	282,150
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	289,800
Knight, Inc., 6.5%, 9/1/2012		325,000	305,500
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,250,000	1,206,250
Mirant North America LLC, 7.375%, 12/31/2013		280,000	256,200
NRG Energy, Inc.:
7.25%, 2/1/2014		825,000	777,563
7.375%, 2/1/2016		780,000	719,550
7.375%, 1/15/2017		290,000	268,250
NV Energy, Inc.:
6.75%, 8/15/2017		880,000	694,170
8.625%, 3/15/2014		155,000	149,451
Oncor Electric Delivery Co., 7.0%, 9/1/2022		285,000	269,919
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,990,000	2,042,237
Regency Energy Partners LP, 8.375%, 12/15/2013		520,000	432,900
Reliant Energy, Inc., 7.875%, 6/15/2017		880,000	640,200
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		1,785,000	901,425

			19,007,327

Total Corporate Bonds (Cost $177,243,035)			128,960,121
Loan Participations and Assignments 10.6%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 9.369%, 6/1/2010 **		466,667	0
Aspect Software, Inc., First Lien Term Loan, LIBOR plus 3.0%, 5.119%, 7/11/2011		367,193	233,168
Buffets, Inc.:
Debtor in Possession Term Loan, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		298,145	41,740
Tranche 3, LIBOR plus 7.25%, 9.369%, 4/30/2009 (PIK)		29,704	4,159

Letter of Credit, LIBOR plus 7.25%, 9.369%, 5/1/2013 (PIK)	91,343	12,788
Term Loan B, LIBOR plus 7.25%, 9.369%, 11/1/2013 (PIK)	620,168	86,823
Charter Communications Operating LLC:
Term Loan, LIBOR plus 2.0%, 4.119%, 3/6/2014	1,541,093	1,232,004
Incremental Term Loan, LIBOR plus 5.0%, 7.119%, 3/6/2014	1,270,200	1,157,997
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.5%, 5.619%, 6/16/2013	535,878	500,545
Energy Future Holdings Corp., Term Loan B3, LIBOR plus 3.5%, 5.619%, 10/14/2014	3,071,125	1,913,695
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.619%, 12/31/2013	336,952	206,383
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.369%, 9/16/2013	197,487	145,647
Georgia-Pacific Corp., First Lien Term Loan, LIBOR plus 2.0%, 4.119%, 12/20/2012	738,824	639,825
Golden Nugget, Second Lien Term Loan, LIBOR plus 3.25%, 5.369%, 12/31/2014	390,000	60,450
Graphic Packaging International, Inc., Incremental Term Loan, LIBOR plus 2.75%, 4.869%, 5/16/2014	821,847	705,190
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.119%, 3/26/2014	43,427	20,397
Term Loan, LIBOR plus 2.0%, 4.119%, 3/26/2014	739,570	347,368
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.619%, 11/17/2012	2,675,128	2,346,207
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.369%, 5/6/2013	963,781	375,875
Term Loan C2, LIBOR plus 2.25%, 4.369%, 5/6/2013	249,653	97,365
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.369%, 6/15/2014 (PIK)	481,097	214,690
Longview Power LLC:
Term Delayed Draw, LIBOR plus 2.25%, 4.369%, 2/28/2014	131,000	94,320
Term Loan, LIBOR plus 2.25%, 4.369%, 2/28/2014	113,000	81,360
Letter of Credit, LIBOR plus 2.4%, 4.519%, 2/28/2014	41,000	29,520
NewPage Corp., Term Loan, LIBOR plus 3.75%, 5.869%, 12/19/2014	79,200	49,916
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 4.119%, 9/30/2014	330,415	159,342
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.369%, 8/23/2013	150,960	84,160
Term Loan B, LIBOR plus 3.25%, 5.369%, 8/23/2014	150,960	84,915
Tribune Co., Tranche B, 2.119%, 5/19/2014 **	671,500	178,894

Total Loan Participations and Assignments (Cost $16,784,925)		11,104,743
Preferred Security 0.2%
Financials
Xerox Capital Trust I, 8.0%, 2/1/2027 (b) (Cost $240,950)	235,000	175,704
	Units	Value ($)

Other Investments 0.3%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $483,240)	775,000	341,000
	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Vertis Holdings, Inc.*	7,700	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

		13,068

Total Common Stocks (Cost $154,244)		13,068

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*					105,300	4,238
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*					60	0

Total Warrants (Cost $1)						4,238
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *					2	0
Series AI, 144A, 12.0% *					15,000	0

Convertible Preferred Stocks (Cost $38,785)						0
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 1.05% (e) (f) (Cost $6,843,315)					6,843,315	6,843,315
Cash Equivalents 4.0%
Cash Management QP Trust, 0.85% (e) (Cost $4,235,595)					4,235,595	4,235,595
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $206,024,090) †					144.4	151,677,784
Other Assets and Liabilities, Net (b)					(2.9)	(3,024,301)
Notes Payable					(41.5)	(43,600,000)

Net Assets					100.0	105,053,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**					Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	2,955,000	USD	2,769,455	494,963
Alliance Mortgage Cycle Loan	9.369%	6/1/2010	466,667	USD	467,631	0
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	536,250
Eaton Vance Corp., CDO II, Series C-X	13.68%	7/15/2012	6,204,918	USD	3,904,801	0
New ASAT (Finance) Ltd.	9.25%	2/1/2011	570,000	USD	494,231	8,550
Pliant Corp.	11.85%	6/15/2009	3	USD	3	1
Quebecor World, Inc.	9.75%	1/15/2015	330,000	USD	330,000	14,025
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	225
Tribune Co.	2.119%	5/19/2014	671,500	USD	671,080	178,894
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	11,000
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	120,000	USD	115,163	13,200
Young Broadcasting, Inc.	8.75%	1/15/2014	2,020,000	USD	1,743,963	222
					12,041,064	1,257,330

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

†

The cost for federal income tax purposes was $207,489,705. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $55,811,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $224,657 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $56,036,578.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $6,069,910. In addition, included in other assets and liabilities, net are pending sales, amounting to $316,775, that is also on loan. The value of all securities loaned at February 28, 2009 amounted to $6,386,685 which is 6.1% of net assets.

(c)	Security has deferred its 6/15/2008 and 12/15/2008 interest payments until 6/30/2009.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At February 28, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/14/2008 3/20/2009	1,110,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	212	—	212
2/26/2008 3/20/2009	850,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	654	—	654
Total unrealized appreciation	866

(g)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1	Merill Lynch, Pierce, Fenner & Smith, Inc.
As of February 28, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

USD	105,846	EUR	83,000	3/20/2009	(637)
EUR	3,578,900	USD	4,510,345	3/20/2009	(26,186)
Total unrealized depreciation	(26,823)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	150,632,099	(25,957)
Level 3	1,045,685	-
Total	$ 151,677,784	$ (25,957)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at February 28, 2009:

Investments in Securities
Balance as of November 30, 2008	$ 803,508
Total realized gain (loss)	89
Change in unrealized appreciation (depreciation)	(317,407)
Amortization premium/discount	3,778
Net purchases (sales)	12,776
Net transfers in (out) of Level 3	542,941
Balance as of February 28, 2009	$ 1,045,685
Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2009	$ (324,017)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using credit default swaps and forward foreign exchange currency contracts.

:

Primary Underlying Risk Disclosure	Forward Currency Contracts	Swaps
Interest Rate Contracts
Foreign Exchange Contracts	(26,823)
Credit Contracts		866
Equity Contracts
Other Contracts

Credit Default Swaps. The Fund is subject to credit risk. The Fund may sell credit default swap contracts to obtain long exposure to certain bonds. Under certain circumstances, this may be a more efficient way for the fund to create exposure to an issuer than trading for the actual underlying bonds themselves. The maximum counterparty credit risk to the Fund is measured by the current value of the contract, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

Forward Foreign Currency Exchange Contract. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009